Eaton Vance

Short Duration Diversified Income Fund

July 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset-Backed Securities — 14.7%

Security	Principal Amount (000’s omitted)	Value
AMMC CLO 15, Ltd., Series 2014-15A, Class ERR, 7.036%, (3 mo. USD LIBOR + 6.91%), 1/15/32(1)(2)	$2,000	$1,971,752
AMMC CLO XII, Ltd., Series 2013-12A, Class ER, 6.342%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	1,000	937,619
Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class D, 6.006%, (3 mo. USD LIBOR + 5.85%), 5/15/30(1)(2)	1,000	981,696
Carlyle Global Market Strategies CLO, Ltd.:
Series 2012-3A, Class DR2, 6.633%, (3 mo. USD LIBOR + 6.50%), 1/14/32(1)(2)	2,000	1,891,570
Series 2014-4RA, Class D, 5.776%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(2)	1,000	904,286
Series 2015-5A, Class DR, 6.834%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(2)	1,000	951,914
Galaxy XV CLO, Ltd., Series 2013-15A, Class ER, 6.771%, (3 mo. USD LIBOR + 6.65%), 10/15/30(1)(2)	1,440	1,425,852
Galaxy XXI CLO, Ltd., Series 2015-21A, Class ER, 5.384%, (3 mo. USD LIBOR + 5.25%), 4/20/31(1)(2)	1,000	953,458
Galaxy XXV CLO, Ltd., Series 2018-25A, Class E, 6.075%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(2)	1,250	1,228,257
Golub Capital Partners CLO 22B, Ltd., Series 2015-22A, Class ER, 6.134%, (3 mo. USD LIBOR + 6.00%), 1/20/31(1)(2)	2,000	1,900,964
Golub Capital Partners CLO 23M, Ltd., Series 2015-23A, Class ER, 5.884%, (3 mo. USD LIBOR + 5.75%), 1/20/31(1)(2)	2,000	1,838,124
Madison Park Funding XXV, Ltd., Series 2017-25A, Class D, 6.225%, (3 mo. USD LIBOR + 6.10%), 4/25/29(1)(2)	3,000	2,999,883
Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class DR2, 6.054%, (3 mo. USD LIBOR + 5.92%), 10/21/30(1)(2)	3,000	2,963,991
Palmer Square CLO, Ltd., Series 2013-2A, Class DRR, 5.984%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(2)	2,000	1,970,218
Regatta IX Funding, Ltd., Series 2017-1A, Class E, 6.134%, (3 mo. USD LIBOR + 6.00%), 4/17/30(1)(2)	2,000	1,989,640
Voya CLO, Ltd., Series 2015-3A, Class DR, 6.334%, (3 mo. USD LIBOR + 6.20%), 10/20/31(1)(2)	2,000	1,796,966

Total Asset-Backed Securities (identified cost $27,127,343)		$26,706,190

Collateralized Mortgage Obligations — 11.9%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 2113, Class QG, 6.00%, 1/15/29	$266	$297,190
Series 2167, Class BZ, 7.00%, 6/15/29	267	300,938
Series 2182, Class ZB, 8.00%, 9/15/29	417	476,242
Series 4273, Class PU, 4.00%, 11/15/43	420	461,823
Series 4337, Class YT, 3.50%, 4/15/49	104	104,051
Series 4452, Class ZJ, 3.00%, 11/15/44	1,189	1,191,839
Series 4608, Class TV, 3.50%, 1/15/55	713	715,482
Series 4626, Class UZ, 3.50%, 1/15/55	311	312,029
Series 4980, Class ZP, 2.50%, 7/25/49	12	11,690
Series 5035, Class AZ, 2.00%, 11/25/50	1,062	1,051,743
Interest Only:(3)
Series 362, Class C7, 3.50%, 9/15/47	1,782	177,945
Series 2631, Class DS, 7.007%, (7.10% - 1 mo. USD LIBOR), 6/15/33(4)	465	64,993
Series 2770, Class SH, 7.007%, (7.10% - 1 mo. USD LIBOR), 3/15/34(4)	806	187,921
Series 2981, Class CS, 6.627%, (6.72% - 1 mo. USD LIBOR), 5/15/35(4)	449	85,687
Series 3114, Class TS, 6.557%, (6.65% - 1 mo. USD LIBOR), 9/15/30(4)	976	135,954
Series 3339, Class JI, 6.497%, (6.59% - 1 mo. USD LIBOR), 7/15/37(4)	1,424	300,645
Series 4109, Class ES, 6.057%, (6.15% - 1 mo. USD LIBOR), 12/15/41(4)	32	7,782
Series 4121, Class IM, 4.00%, 10/15/39	248	1,211
Series 4163, Class GS, 6.107%, (6.20% - 1 mo. USD LIBOR), 11/15/32(4)	2,081	405,432
Series 4169, Class AS, 6.157%, (6.25% - 1 mo. USD LIBOR), 2/15/33(4)	1,159	201,389
Series 4180, Class GI, 3.50%, 8/15/26	469	13,803
Series 4203, Class QS, 6.157%, (6.25% - 1 mo. USD LIBOR), 5/15/43(4)	1,020	162,482
Series 4332, Class KI, 4.00%, 9/15/43	132	2,490
Series 4370, Class IO, 3.50%, 9/15/41	296	12,581
Series 4497, Class CS, 6.107%, (6.20% - 1 mo. USD LIBOR), 9/15/44(4)	581	43,960
Series 4507, Class EI, 4.00%, 8/15/44	1,544	146,388
Series 4535, Class JS, 6.007%, (6.10% - 1 mo. USD LIBOR), 11/15/43(4)	304	3,361
Series 4548, Class JS, 6.007%, (6.10% - 1 mo. USD LIBOR), 9/15/43(4)	513	10,682
Series 4629, Class QI, 3.50%, 11/15/46	1,103	103,111
Series 4644, Class TI, 3.50%, 1/15/45	858	56,469
Series 4653, Class PI, 3.50%, 7/15/44	243	1,183
Series 4667, Class PI, 3.50%, 5/15/42	828	16,390
Series 4676, Class DI, 4.00%, 7/15/44	571	7,305
Series 4744, Class IO, 4.00%, 11/15/47	919	107,803
Series 4749, Class IL, 4.00%, 12/15/47	710	83,317
Series 4767, Class IM, 4.00%, 5/15/45	387	6,322
Series 4768, Class IO, 4.00%, 3/15/48	852	99,401
Series 4772, Class PI, 4.00%, 1/15/48	617	71,329
Series 4966, Class SY, 5.961%, (6.05% - 1 mo. USD LIBOR), 4/25/50(4)	3,073	436,411
Principal Only:(5)
Series 3309, Class DO, 0.00%, 4/15/37	666	607,573
Series 4478, Class PO, 0.00%, 5/15/45	284	256,641

		$8,740,988

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class M2, 3.839%, (1 mo. USD LIBOR + 3.75%), 8/25/50(1)(2)	$1,916	$1,939,344

		$1,939,344

Security	Principal Amount (000’s omitted)		Value
Federal National Mortgage Association:
Series 1991-122, Class N, 7.50%, 9/25/21	$0	(6)	$44
Series 1994-42, Class K, 6.50%, 4/25/24	59		63,136
Series 1997-38, Class N, 8.00%, 5/20/27	142		159,997
Series 2007-74, Class AC, 5.00%, 8/25/37	727		812,106
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(4)	212		234,261
Series 2012-134, Class ZT, 2.00%, 12/25/42	709		690,979
Series 2013-6, Class TA, 1.50%, 1/25/43	540		543,935
Series 2013-52, Class MD, 1.25%, 6/25/43	562		555,473
Series 2015-74, Class SL, 2.297%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(4)	867		695,787
Series 2017-15, Class LE, 3.00%, 6/25/46	215		218,661
Series 2018-18, Class QD, 4.50%, 5/25/45	280		282,463
Interest Only:(3)
Series 2004-46, Class SI, 5.911%, (6.00% - 1 mo. USD LIBOR), 5/25/34(4)	595		91,686
Series 2005-17, Class SA, 6.611%, (6.70% - 1 mo. USD LIBOR), 3/25/35(4)	718		158,478
Series 2006-42, Class PI, 6.501%, (6.59% - 1 mo. USD LIBOR), 6/25/36(4)	1,056		221,756
Series 2006-44, Class IS, 6.511%, (6.60% - 1 mo. USD LIBOR), 6/25/36(4)	841		187,613
Series 2007-50, Class LS, 6.361%, (6.45% - 1 mo. USD LIBOR), 6/25/37(4)	672		128,595
Series 2008-26, Class SA, 6.111%, (6.20% - 1 mo. USD LIBOR), 4/25/38(4)	983		211,191
Series 2008-61, Class S, 6.011%, (6.10% - 1 mo. USD LIBOR), 7/25/38(4)	1,461		261,986
Series 2010-109, Class PS, 6.511%, (6.60% - 1 mo. USD LIBOR), 10/25/40(4)	1,491		308,122
Series 2010-147, Class KS, 5.861%, (5.95% - 1 mo. USD LIBOR), 1/25/41(4)	1,973		310,449
Series 2012-52, Class AI, 3.50%, 8/25/26	483		21,591
Series 2012-112, Class SB, 6.061%, (6.15% - 1 mo. USD LIBOR), 9/25/40(4)	393		5,357
Series 2012-118, Class IN, 3.50%, 11/25/42	1,929		301,335
Series 2012-150, Class PS, 6.061%, (6.15% - 1 mo. USD LIBOR), 1/25/43(4)	2,413		390,217
Series 2012-150, Class SK, 6.061%, (6.15% - 1 mo. USD LIBOR), 1/25/43(4)	1,345		220,620
Series 2013-23, Class CS, 6.161%, (6.25% - 1 mo. USD LIBOR), 3/25/33(4)	1,159		202,728
Series 2013-54, Class HS, 6.211%, (6.30% - 1 mo. USD LIBOR), 10/25/41(4)	380		17,304
Series 2014-32, Class EI, 4.00%, 6/25/44	337		38,696
Series 2014-55, Class IN, 3.50%, 7/25/44	791		123,078
Series 2014-80, Class BI, 3.00%, 12/25/44	1,472		166,377
Series 2014-89, Class IO, 3.50%, 1/25/45	596		74,843
Series 2015-14, Class KI, 3.00%, 3/25/45	1,621		210,920
Series 2015-17, Class SA, 6.111%, (6.20% - 1 mo. USD LIBOR), 11/25/43(4)	329		5,722
Series 2015-52, Class MI, 3.50%, 7/25/45	765		107,559
Series 2015-57, Class IO, 3.00%, 8/25/45	4,003		474,543
Series 2015-93, Class BS, 6.061%, (6.15% - 1 mo. USD LIBOR), 8/25/45(4)	838		83,978
Series 2017-46, Class NI, 3.00%, 8/25/42	296		1,849
Series 2018-21, Class IO, 3.00%, 4/25/48	1,354		119,312
Series 2020-23, Class SP, 5.961%, (6.05% - 1 mo. USD LIBOR), 2/25/50(4)	2,585		364,963
Series 2020-45, Class IJ, 2.50%, 7/25/50	3,187		272,107
Principal Only:(5)
Series 2006-8, Class WQ, 0.00%, 3/25/36	600		534,910

			$9,874,727

Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$56		$52,316
Series 2013-131, Class GS, 3.40%, (3.50% - 1 mo. USD LIBOR), 6/20/43(4)	320		228,542

Security	Principal Amount (000’s omitted)	Value
Interest Only:(3)
Series 2017-121, Class DS, 4.416%, (4.50% - 1 mo. USD LIBOR), 8/20/47(4)	$1,550	$175,654
Series 2020-146, Class IQ, 2.00%, 10/20/50	7,640	716,189

		$1,172,701

Total Collateralized Mortgage Obligations (identified cost $32,601,580)		$21,727,760

Commercial Mortgage-Backed Securities — 9.4%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(7)	$795	$725,645
Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(7)	1,605	1,364,650
COMM Mortgage Trust, Series 2013-CR11, Class D, 5.119%, 8/10/50(1)(7)	2,858	2,848,832
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 3.839%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	1,000	1,050,330
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class D, 4.553%, 9/15/47(1)(7)	1,850	1,422,253
Series 2014-C25, Class D, 3.946%, 11/15/47(1)(7)	360	289,940
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class D, 5.435%, 8/15/46(1)(7)	1,850	1,658,194
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2016-C29, Class D, 3.00%, 5/15/49(1)(8)	1,000	882,692
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(7)(8)	250	209,804
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)(8)	1,000	585,927
UBS Commercial Mortgage Trust, Series 2012-C1, Class D, 5.551%, 5/10/45(1)(7)	2,000	1,917,385
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class D, 4.305%, 4/10/46(1)(7)	1,000	817,613
Wells Fargo Commercial Mortgage Trust:
Series 2013-LC12, Class D, 4.308%, 7/15/46(1)(7)	2,000	1,144,852
Series 2015-C31, Class D, 3.852%, 11/15/48	922	881,376
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,000	833,507
Series 2016-C36, Class D, 2.942%, 11/15/59(1)	500	385,557

Total Commercial Mortgage-Backed Securities (identified cost $17,864,737)		$17,018,557

U.S. Government Agency Mortgage-Backed Securities — 22.9%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.796%, (COF + 1.25%), 1/1/35(9)	$634	$652,298
3.00%, 5/1/50	1,439	1,509,981
4.50%, with various maturities to 2048	139	147,729

Security	Principal Amount (000’s omitted)	Value
6.00%, 3/1/29	$681	$770,808
6.15%, 7/20/27	141	154,674
6.50%, 7/1/32	518	584,585
7.00%, 4/1/36	620	717,139
7.50%, 11/17/24	131	133,294
9.00%, 3/1/31	6	6,284

		$4,676,792

Federal National Mortgage Association:
30-Year, 2.50%, TBA(10)	$8,550	$8,889,397
1.781%, (6 mo. USD LIBOR + 1.54%), 9/1/37(9)	156	162,665
2.50%, with various maturities to 2051	8,538	8,911,539
3.00%, 6/1/50	3,027	3,177,248
5.00%, with various maturities to 2040	966	1,093,478
5.50%, with various maturities to 2033	777	879,355
6.00%, 11/1/23	182	190,652
6.329%, (COF + 2.00%, Floor 6.329%), 7/1/32(9)	188	209,148
6.50%, with various maturities to 2036	1,335	1,516,368
7.00%, with various maturities to 2037	603	685,264
10.00%, 8/1/31	9	9,729

		$25,724,843

Government National Mortgage Association:
2.50%, 6/20/51	$4,636	$4,827,193
3.00%, 6/20/51	4,981	5,240,607
4.50%, 10/15/47	468	525,976
7.50%, 8/15/25	137	144,558
8.00%, 3/15/34	516	578,666
9.50%, 7/15/25	2	2,083

		$11,319,083

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $40,960,231)		$41,720,718

Common Stocks — 0.4%

Security	Shares	Value
Automotive — 0.0%(11)
Dayco Products, LLC(12)(13)	8,898	$66,735

		$66,735

Electronics/Electrical — 0.1%
Skillsoft Corp.(12)(13)	11,700	$100,632

		$100,632

Health Care — 0.1%
Akorn Holding Company, LLC, Class A(12)(13)	6,053	$92,308

		$92,308

Nonferrous Metals/Minerals — 0.0%(11)
ACNR Holdings, Inc., Class A(12)(13)	587	$13,795

		$13,795

Security	Shares	Value
Oil and Gas — 0.0%(11)
AFG Holdings, Inc.(12)(13)(14)	3,122	$33,842
McDermott International, Ltd.(12)(13)	12,407	4,107
RDV Resources, Inc., Class A(12)(13)	4,228	740
Sunrise Oil & Gas, Inc., Class A(12)(13)	9,281	27,843

		$66,532

Publishing — 0.0%(11)
Tweddle Group, Inc.(12)(13)(14)	333	$3,027

		$3,027

Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(12)(13)	11,266	$29,968
Cumulus Media, Inc., Class A(12)(13)	6,722	79,252
iHeartMedia, Inc., Class A(12)(13)	4,791	123,847

		$233,067

Telecommunications — 0.1%
GEE Acquisition Holdings Corp.(12)(13)(14)	3,588	$75,097

		$75,097

Total Common Stocks (identified cost $867,643)		$651,193

Corporate Bonds — 12.9%

Security	Principal Amount (000’s omitted)	Value
Aerospace and Defense — 0.2%
Bombardier, Inc., 6.00%, 10/15/22(1)	$163	$163,831
TransDigm, Inc., 6.25%, 3/15/26(1)	179	187,950

		$351,781

Automotive — 0.4%
Clarios Global, L.P.:
6.25%, 5/15/26(1)	$116	$122,815
8.50%, 5/15/27(1)	642	694,162

		$816,977

Building and Development — 0.2%
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)	$84	$88,101
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)	187	191,262

		$279,363

Business Equipment and Services — 0.9%
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)	$460	$475,663
Terminix Co., LLC (The), 7.45%, 8/15/27	1,000	1,179,735

		$1,655,398

Cable and Satellite Television — 1.1%
Altice France S.A., 7.375%, 5/1/26(1)	$200	$208,250
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.75%, 3/1/30(1)	75	79,590
5.50%, 5/1/26(1)	1,000	1,034,970

Security	Principal Amount (000’s omitted)	Value
CSC Holdings, LLC:
5.75%, 1/15/30(1)	$200	$208,719
7.50%, 4/1/28(1)	500	546,250

		$2,077,779

Conglomerates — 0.3%
Spectrum Brands, Inc., 5.00%, 10/1/29(1)	$530	$563,091

		$563,091

Distribution & Wholesale — 0.0%(11)
Performance Food Group, Inc., 5.50%, 10/15/27(1)	$69	$71,962

		$71,962

Drugs — 0.3%
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)	$63	$68,198
Bausch Health Companies, Inc.:
5.75%, 8/15/27(1)	31	32,730
9.00%, 12/15/25(1)	338	361,183

		$462,111

Ecological Services and Equipment — 0.6%
Covanta Holding Corp., 5.875%, 7/1/25	$1,000	$1,039,495
Waste Pro USA, Inc., 5.50%, 2/15/26(1)	25	25,530

		$1,065,025

Electronics/Electrical — 0.0%(11)
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	$45	$48,210

		$48,210

Financial Services — 0.5%
Vietnam Debt and Asset Trading Corp., 1.00%, 10/10/25(15)	$1,060	$959,300

		$959,300

Food Products — 0.2%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)	$353	$394,502

		$394,502

Health Care — 1.6%
Centene Corp.:
3.00%, 10/15/30	$624	$649,372
5.375%, 8/15/26(1)	45	46,922
HCA, Inc., 5.875%, 2/1/29	753	922,425
LifePoint Health, Inc., 5.375%, 1/15/29(1)	447	445,333
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	296	314,387
MPH Acquisition Holdings, LLC, 5.75%, 11/1/28(1)	529	514,373

		$2,892,812

Insurance — 0.5%
Hub International, Ltd., 7.00%, 5/1/26(1)	$948	$982,616

		$982,616

Internet Software & Services — 0.2%
Netflix, Inc., 5.875%, 11/15/28	$230	$286,112

		$286,112

Security	Principal Amount (000’s omitted)	Value
Leisure Goods/Activities/Movies — 0.3%
Viking Cruises, Ltd., 5.875%, 9/15/27(1)	$540	$514,350

		$514,350

Lodging and Casinos — 0.5%
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	$657	$663,183
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.75%, 2/1/27	44	49,239
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	110	115,599

		$828,021

Media — 0.3%
Scripps Escrow, Inc., 5.875%, 7/15/27(1)	$477	$494,320

		$494,320

Metals/Mining — 0.1%
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	$112	$121,018

		$121,018

Nonferrous Metals/Minerals — 0.2%
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)	$441	$449,820

		$449,820

Oil and Gas — 1.0%
Archrock Partners L.P./Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	$250	$263,047
Great Western Petroleum, LLC/Great Western Finance Corp., 12.00%, 9/1/25(1)	592	591,384
Petroleos Mexicanos:
6.75%, 9/21/47	784	701,947
6.84%, 1/23/30	307	320,646

		$1,877,024

Packaging & Containers — 0.2%
ARD Finance S.A., 6.50%, (6.50% cash or 7.25% PIK), 6/30/27(1)(16)	$341	$360,164

		$360,164

Pipelines — 0.1%
Cheniere Energy Partners, L.P., 4.50%, 10/1/29	$71	$76,680
Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(1)	83	84,963

		$161,643

Radio and Television — 0.8%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	$146	$84,862
iHeartCommunications, Inc.:
6.375%, 5/1/26	27	28,619
8.375%, 5/1/27	49	52,302
Sirius XM Radio, Inc.:
4.125%, 7/1/30(1)	124	128,092
4.625%, 7/15/24(1)	124	127,100
5.50%, 7/1/29(1)	500	548,283
Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)	443	474,342

		$1,443,600

Security	Principal Amount (000’s omitted)	Value
Real Estate Investment Trusts (REITs) — 0.3%
Service Properties Trust, 3.95%, 1/15/28	$591	$554,801
Uniti Group, L.P./Uniti Fiber Holdings, Inc./CSL Capital, LLC, 7.125%, 12/15/24(1)	72	74,145

		$628,946

Steel — 0.7%
Allegheny Technologies, Inc., 7.875%, 8/15/23	$453	$496,792
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	664	709,703

		$1,206,495

Surface Transport — 0.2%
XPO Logistics, Inc., 6.125%, 9/1/23(1)	$346	$348,102

		$348,102

Telecommunications — 1.1%
Altice France Holding S.A., 10.50%, 5/15/27(1)	$269	$296,255
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)	200	210,500
Hughes Satellite Systems Corp., 6.625%, 8/1/26	470	529,674
Lumen Technologies, Inc., 7.50%, 4/1/24	66	74,318
Sprint Capital Corp., 6.875%, 11/15/28	191	246,650
Sprint Communications, Inc., 6.00%, 11/15/22	25	26,518
Sprint Corp., 7.875%, 9/15/23	533	603,702
ViaSat, Inc., 5.625%, 4/15/27(1)	62	64,503

		$2,052,120

Utilities — 0.1%
Calpine Corp., 5.25%, 6/1/26(1)	$51	$52,599
TerraForm Power Operating, LLC:
4.25%, 1/31/23(1)	45	46,311
5.00%, 1/31/28(1)	70	75,697

		$174,607

Total Corporate Bonds (identified cost $22,418,096)		$23,567,269

Preferred Stocks — 0.0%(11)

Security	Shares	Value
Nonferrous Metals/Minerals — 0.0%(11)
ACNR Holdings, Inc., 15.00% (PIK)(12)(13)	277	$31,370

Total Preferred Stocks (identified cost $0)		$31,370

Senior Floating-Rate Loans — 39.6%(17)

Borrower/Description	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.1%
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), 1/17/27(18)	98	$98,562

Borrower/Description	Principal Amount* (000’s omitted)	Value
Dynasty Acquisition Co., Inc.:
Term Loan, 3.647%, (3 mo. USD LIBOR + 3.50%), 4/6/26	43	$41,620
Term Loan, 3.647%, (3 mo. USD LIBOR + 3.50%), 4/6/26	80	77,414

		$217,596

Air Transport — 0.3%
Brown Group Holding, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 6/7/28	164	$163,032
Mileage Plus Holdings, LLC, Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), 6/21/27	125	132,770
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	300	317,287

		$613,089

Automotive — 1.9%
Adient US, LLC, Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 4/8/28	125	$125,052
Autokiniton US Holdings, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.50%, Floor 0.50%), 4/6/28	175	176,313
Belron Finance US, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 4/13/28	125	124,181
Clarios Global, L.P., Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 4/30/26	500	496,699
Dayco Products, LLC, Term Loan, 4.385%, (3 mo. USD LIBOR + 4.25%), 5/19/23	168	164,360
Garrett LX I S.a.r.l., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/30/28	100	99,875
Gates Global, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 3/31/27	294	292,506
Goodyear Tire & Rubber Company (The), Term Loan - Second Lien, 2.11%, (1 mo. USD LIBOR + 2.00%), 3/7/25	383	379,692
Les Schwab Tire Centers, Term Loan, 4.00%, (6 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27	398	398,808
MajorDrive Holdings IV, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 4.00%, Floor 0.50%), 5/12/28	75	74,930
Tenneco, Inc., Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 10/1/25	512	506,756
Thor Industries, Inc., Term Loan, 3.125%, (1 mo. USD LIBOR + 3.00%), 2/1/26	142	141,836
TI Group Automotive Systems, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 12/16/26	100	99,999
Truck Hero, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/31/28	200	199,213
Wheel Pros, LLC, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	125	125,547

		$3,405,767

Beverage and Tobacco — 0.2%
Arterra Wines Canada, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/24/27	149	$149,250
City Brewing Company, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 4/5/28	125	124,453

		$273,703

Borrower/Description	Principal Amount* (000’s omitted)	Value
Brokerage/Securities Dealers/Investment Houses — 0.3%
Advisor Group, Inc., Term Loan, 4.592%, (1 mo. USD LIBOR + 4.50%), 7/31/26	172	$172,510
Hudson River Trading, LLC, Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 3/20/28	299	294,854

		$467,364

Building and Development — 1.4%
Aegion Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 5/17/28	75	$75,938
American Residential Services, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 10/15/27	100	99,500
Beacon Roofing Supply, Inc., Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 4/23/28	150	149,277
Brookfield Property REIT, Inc., Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 8/27/25	146	141,886
CP Atlas Buyer, Inc., Term Loan, 4.25%, (USD LIBOR + 3.75%, Floor 0.50%), 11/23/27(18)	175	173,962
CPG International, Inc., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.50%, Floor 0.75%), 5/5/24	221	220,609
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 8/21/25	780	770,048
Foundation Building Materials Holding Company, LLC, Term Loan, 3.75%, (USD LIBOR + 3.25%, Floor 0.50%), 2/3/28(18)	175	173,287
Northstar Group Services, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 11/12/26	198	198,981
Park River Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 12/28/27	100	99,010
SRS Distribution, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.75%, Floor 0.50%), 6/2/28	150	149,156
White Cap Buyer, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 10/19/27	323	323,187

		$2,574,841

Business Equipment and Services — 4.0%
AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	224	$223,343
Allied Universal Holdco, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/12/28	469	469,104
AppLovin Corporation, Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 8/15/25	416	413,437
Bracket Intermediate Holding Corp., Term Loan, 4.395%, (3 mo. USD LIBOR + 4.25%), 9/5/25	122	121,461
Camelot U.S. Acquisition 1 Co.:
Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 10/30/26	271	268,801
Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 10/30/26	174	173,418
CCC Information Services, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 4/29/24	176	175,656
Ceridian HCM Holding, Inc., Term Loan, 2.584%, (1 week USD LIBOR + 2.50%), 4/30/25	219	215,223
Deerfield Dakota Holding, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 4/9/27	322	321,985

Borrower/Description	Principal Amount* (000’s omitted)		Value
EAB Global, Inc., Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), 11/15/24(18)		194	$193,288
Employbridge, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), 7/14/28		225	222,650
Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28		450	444,609
Garda World Security Corporation, Term Loan, 4.34%, (1 mo. USD LIBOR + 4.25%), 10/30/26		120	120,124
Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26		349	350,871
Greeneden U.S. Holdings II, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		124	124,619
IG Investment Holdings, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/23/25		420	421,116
Intrado Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 10/10/24		151	147,070
IRI Holdings, Inc., Term Loan, 4.337%, (1 mo. USD LIBOR + 4.25%), 12/1/25		219	219,307
Iron Mountain, Inc., Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 1/2/26		121	118,972
Ivanti Software, Inc.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 12/1/27		100	99,470
Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/1/27		399	399,249
KAR Auction Services, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 9/19/26		98	97,022
KUEHG Corp.:
Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/21/25		309	302,005
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 8/22/25		50	49,063
Magnite, Inc., Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), 4/28/28		100	99,750
Monitronics International, Inc., Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), 3/29/24		198	191,715
Nielsen Consumer, Inc., Term Loan, 4.103%, (1 mo. USD LIBOR + 4.00%), 3/6/28		100	99,723
Packaging Coordinators Midco, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 11/30/27		175	174,606
Skopima Merger Sub, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), 4/30/28		150	149,187
Spin Holdco, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 3/1/28		599	598,874
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 2.375%, (3 mo. EURIBOR + 2.375%), 7/15/25	EUR	111	129,977
Tempo Acquisition, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 11/2/26		127	126,741

			$7,262,436

Borrower/Description	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 1.3%
CSC Holdings, LLC:
Term Loan, 2.343%, (1 mo. USD LIBOR + 2.25%), 7/17/25		440	$433,803
Term Loan, 2.343%, (1 mo. USD LIBOR + 2.25%), 1/15/26		146	144,159
Term Loan, 2.593%, (1 mo. USD LIBOR + 2.50%), 4/15/27		195	192,546
Numericable Group S.A., Term Loan, 2.879%, (3 mo. USD LIBOR + 2.75%), 7/31/25		311	304,614
Telenet Financing USD, LLC, Term Loan, 2.093%, (1 mo. USD LIBOR + 2.00%), 4/30/28		575	565,143
UPC Broadband Holding B.V., Term Loan, 2.343%, (1 mo. USD LIBOR + 2.25%), 4/30/28		125	123,086
UPC Financing Partnership, Term Loan, 3.093%, (1 mo. USD LIBOR + 3.00%), 1/31/29		450	446,168
Virgin Media Bristol, LLC, Term Loan, 3.343%, (1 mo. USD LIBOR + 3.25%), 1/31/29		175	174,422

			$2,383,941

Chemicals and Plastics — 1.6%
Aruba Investments, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/24/27		100	$100,373
Atotech B.V., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/18/28		150	149,578
CPC Acquisition Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/29/27		125	124,064
Emerald Performance Materials, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), 8/12/25		238	239,318
Ferro Corporation:
Term Loan, 2.397%, (3 mo. USD LIBOR + 2.25%), 2/14/24		22	21,579
Term Loan, 2.397%, (3 mo. USD LIBOR + 2.25%), 2/14/24		22	22,048
Gemini HDPE, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 3.00%, Floor 0.50%), 12/31/27		122	121,882
Herens Holdco S.a r.l., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 6/29/28		200	200,344
Hexion, Inc., Term Loan, 3.65%, (3 mo. USD LIBOR + 3.50%), 7/1/26		123	122,475
Illuminate Buyer, LLC, Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 6/30/27		124	123,521
INEOS Enterprises Holdings II Limited, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), 8/31/26	EUR	25	29,625
INEOS Styrolution US Holding, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 1/29/26		400	399,417
INEOS US Finance, LLC, Term Loan, 2.107%, (1 mo. USD LIBOR + 2.00%), 4/1/24		507	501,453
LSF11 Skyscraper Holdco S.a.r.l., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 9/29/27		125	124,843
PQ Corporation, Term Loan, 2.379%, (3 mo. USD LIBOR + 2.25%), 2/7/27		60	60,008

Borrower/Description	Principal Amount* (000’s omitted)	Value
Pregis TopCo Corporation, Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 7/31/26	99	$98,623
Starfruit Finco B.V., Term Loan, 2.835%, (1 mo. USD LIBOR + 2.75%), 10/1/25	299	296,048
Tronox Finance, LLC, Term Loan, 2.628%, (3 mo. USD LIBOR + 2.50%), 3/13/28	270	267,521

		$3,002,720

Containers and Glass Products — 0.5%
BWAY Holding Company, Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 4/3/24	231	$223,966
Flex Acquisition Company, Inc., Term Loan, 3.395%, (3 mo. USD LIBOR + 3.25%), 6/29/25	218	214,802
Reynolds Group Holdings, Inc., Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 2/5/26	224	221,576
TricorBraun Holdings, Inc.:
Term Loan, 3.325%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28(19)	18	18,217
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 3/3/28	82	80,989
Trident TPI Holdings, Inc.:
Term Loan, 7/28/28(20)	109	109,540
Term Loan, 7/29/28(20)	16	15,538

		$884,628

Cosmetics/Toiletries — 0.1%
Kronos Acquisition Holdings, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 12/22/26	199	$197,152

		$197,152

Drugs — 1.5%
Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25	71	$72,526
Alkermes, Inc., Term Loan, 3.00%, (3 mo. USD LIBOR + 2.50%, Floor 0.50%), 3/9/26	69	69,108
Amneal Pharmaceuticals, LLC, Term Loan, 3.625%, (1 mo. USD LIBOR + 3.50%), 5/4/25	506	490,265
Arbor Pharmaceuticals, Inc., Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), 7/5/23	105	104,951
Bausch Health Companies, Inc., Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 6/2/25	541	537,587
Catalent Pharma Solutions, Inc., Term Loan, 2.50%, (1 mo. USD LIBOR + 2.00%, Floor 0.50%), 2/22/28	147	147,873
Elanco Animal Health Incorporated, Term Loan, 1.85%, (1 mo. USD LIBOR + 1.75%), 8/2/27	291	285,591
Jazz Financing Lux S.a.r.l., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 5/5/28	250	250,573
Mallinckrodt International Finance S.A.:
Term Loan, 6.00%, (6 mo. USD LIBOR + 5.25%, Floor 0.75%), 9/24/24	647	629,509
Term Loan, 6.25%, (6 mo. USD LIBOR + 5.50%, Floor 0.75%), 2/24/25	216	209,625

		$2,797,608

Borrower/Description	Principal Amount* (000’s omitted)	Value
Ecological Services and Equipment — 0.3%
EnergySolutions, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 5/9/25	161	$160,833
GFL Environmental, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 5/30/25	199	199,583
TruGreen Limited Partnership, Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 11/2/27	100	100,060

		$460,476

Electronics/Electrical — 8.0%
Applied Systems, Inc.:
Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 9/19/24	687	$685,749
Term Loan - Second Lien, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 9/19/25	74	75,318
AQA Acquisition Holding, Inc., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.25%, Floor 0.50%), 3/3/28	125	125,365
Astra Acquisition Corp., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 3/1/27	124	123,907
Banff Merger Sub, Inc., Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 10/2/25	351	347,981
CentralSquare Technologies, LLC, Term Loan, 3.897%, (3 mo. USD LIBOR + 3.75%), 8/29/25	122	114,197
Cloudera, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), 12/22/27	100	99,506
Cohu, Inc., Term Loan, 3.172%, (6 mo. USD LIBOR + 3.00%), 10/1/25	33	33,125
CommScope, Inc., Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 4/6/26	270	268,566
Constant Contact, Inc.:
Term Loan, 4.75%, 2/10/28(19)	58	57,962
Term Loan, 4.75%, (6 mo. USD LIBOR + 4.00%, Floor 0.75%), 2/10/28	217	215,749
Cornerstone OnDemand, Inc., Term Loan, 3.339%, (1 mo. USD LIBOR + 3.25%), 4/22/27	232	231,358
Delta TopCo, Inc.:
Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 12/1/27	224	224,578
Term Loan - Second Lien, 8.00%, (6 mo. USD LIBOR + 7.25%, Floor 0.75%), 12/1/28	300	304,875
E2open, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 3.25%, Floor 0.50%), 2/4/28	125	125,094
ECI Macola Max Holdings, LLC, Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/9/27	174	174,517
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 1/31/24	264	264,927
Epicor Software Corporation, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/30/27	99	98,451
EXC Holdings III Corp., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 12/2/24	97	97,497
Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/13/24	388	382,033
Gainwell Acquisition Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/1/27	847	847,339
Go Daddy Operating Company, LLC, Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 2/15/24	593	587,605

Borrower/Description	Principal Amount* (000’s omitted)	Value
Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 7/1/24	516	$517,658
Imperva, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), 1/12/26	99	99,356
Imprivata, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.50%, Floor 0.50%), 12/1/27	175	174,475
Informatica, LLC, Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 2/25/27	913	905,200
LogMeIn, Inc., Term Loan, 4.85%, (1 mo. USD LIBOR + 4.75%), 8/31/27	274	272,798
MA FinanceCo., LLC:
Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 6/21/24	24	23,618
Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 6/5/25	270	271,699
Magenta Buyer, LLC:
Term Loan, 7/27/28(20)	600	598,275
Term Loan - Second Lien, 5/3/29(20)	150	150,000
Maverick Bidco, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 4/28/28	125	125,195
Mirion Technologies, Inc., Term Loan, 4.147%, (3 mo. USD LIBOR + 4.00%), 3/6/26	124	124,095
NCR Corporation, Term Loan, 2.63%, (3 mo. USD LIBOR + 2.50%), 8/28/26	147	143,876
Panther Commercial Holdings, L.P., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.50%, Floor 0.50%), 1/7/28	75	75,159
PointClickCare Technologies, Inc., Term Loan, 3.75%, (USD LIBOR + 3.00%, Floor 0.75%), 12/29/27(18)	100	99,688
Polaris Newco, LLC, Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), 6/2/28	375	375,023
Proofpoint, Inc., Term Loan, 6/9/28(20)	375	371,836
ProQuest, LLC, Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 10/23/26	249	249,282
Rackspace Technology Global, Inc., Term Loan, 3.50%, (3 mo. USD LIBOR + 2.75%, Floor 0.75%), 2/15/28	224	222,146
RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	350	348,226
Renaissance Holding Corp., Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 5/30/25	269	265,174
Seattle Spinco, Inc., Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 6/21/24	163	159,499
SolarWinds Holdings, Inc., Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 2/5/24	169	167,163
Sovos Compliance, LLC:
Term Loan, 7/29/28(20)	15	14,763
Term Loan, 7/29/28(20)	85	85,487
SS&C European Holdings S.a.r.l., Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 4/16/25	138	136,454
SS&C Technologies, Inc., Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 4/16/25	175	172,250
SurveyMonkey, Inc., Term Loan, 3.84%, (1 week USD LIBOR + 3.75%), 10/10/25	214	212,880
Symplr Software, Inc., Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), 12/22/27	125	124,856
Tech Data Corporation, Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 6/30/25	174	174,079
Tibco Software, Inc., Term Loan, 3.85%, (1 mo. USD LIBOR + 3.75%), 6/30/26	194	192,557

Borrower/Description	Principal Amount* (000’s omitted)	Value
Uber Technologies, Inc.:
Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 4/4/25	119	$118,248
Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 2/25/27	160	159,144
Ultimate Software Group, Inc. (The):
Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 5/4/26	246	245,886
Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 5/4/26	620	620,837
Ultra Clean Holdings, Inc., Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 8/27/25	187	187,561
Valkyr Purchaser, LLC, Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/29/27	125	124,843
Verifone Systems, Inc., Term Loan, 4.147%, (3 mo. USD LIBOR + 4.00%), 8/20/25	170	166,650
Veritas US, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 9/1/25	397	400,913
VS Buyer, LLC, Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 2/28/27	173	171,732
Vungle, Inc., Term Loan, 5.592%, (1 mo. USD LIBOR + 5.50%), 9/30/26	98	98,680

		$14,632,960

Financial Intermediaries — 1.5%
Aretec Group, Inc., Term Loan, 4.342%, (1 mo. USD LIBOR + 4.25%), 10/1/25	195	$194,492
Citco Funding, LLC, Term Loan, 2.703%, (3 mo. USD LIBOR + 2.50%), 9/28/23	635	633,371
CoreLogic, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.50%, Floor 0.50%), 6/2/28	775	772,288
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/22(21)	315	62,996
EIG Management Company, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/22/25	48	48,294
FinCo I, LLC, Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 6/27/25	132	131,241
Franklin Square Holdings, L.P., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 8/1/25	73	72,436
Greenhill & Co., Inc., Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 4/12/24	117	116,604
GreenSky Holdings, LLC, Term Loan, 3.375%, (1 mo. USD LIBOR + 3.25%), 3/31/25	194	190,114
Guggenheim Partners, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), 7/21/23	183	182,975
LPL Holdings, Inc., Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 11/12/26	197	194,353
Victory Capital Holdings, Inc., Term Loan, 2.395%, (3 mo. USD LIBOR + 2.25%), 7/1/26	125	123,428

		$2,722,592

Food Products — 0.9%
Alphabet Holding Company, Inc., Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 9/26/24	361	$360,887
CHG PPC Parent, LLC, Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 3/31/25	73	71,750
Froneri International, Ltd., Term Loan, 2.342%, (1 mo. USD LIBOR + 2.25%), 1/29/27	297	291,988
H Food Holdings, LLC:
Term Loan, 3.78%, (1 mo. USD LIBOR + 3.69%), 5/23/25	97	96,111

Borrower/Description	Principal Amount* (000’s omitted)	Value
Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 5/23/25	49	$48,567
HLF Financing S.a.r.l., Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 8/18/25	146	145,043
JBS USA LUX S.A., Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 5/1/26	684	677,835

		$1,692,181

Food Service — 1.1%
1011778 B.C. Unlimited Liability Company, Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 11/19/26	862	$847,668
Aramark Services, Inc., Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 3/11/25	140	137,859
IRB Holding Corp.:
Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 2/5/25	267	265,553
Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	249	248,239
Sovos Brands Intermediate, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 6/8/28	100	100,125
US Foods, Inc.:
Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 6/27/23	109	108,070
Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 9/13/26	246	241,695

		$1,949,209

Forest Products — 0.1%
Journey Personal Care Corp., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/1/28	175	$175,437

		$175,437

Health Care — 3.7%
Accelerated Health Systems, LLC, Term Loan, 3.589%, (1 mo. USD LIBOR + 3.50%), 10/31/25	73	$72,896
ADMI Corp., Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 4/30/25	243	238,871
Alliance Healthcare Services, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 10/24/23	109	108,909
athenahealth, Inc., Term Loan, 4.41%, (3 mo. USD LIBOR + 4.25%), 2/11/26	295	295,765
Bayou Intermediate II, LLC, Term Loan, 5/13/28(20)	125	125,469
BW NHHC Holdco, Inc., Term Loan, 5.155%, (3 mo. USD LIBOR + 5.00%), 5/15/25	146	133,769
Cano Health, LLC, Term Loan, 5.25%, (6 mo. USD LIBOR + 4.50%, Floor 0.75%), 11/19/27	77	77,399
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), 3/1/24(18)	798	797,317
Ensemble RCM, LLC, Term Loan, 3.879%, (3 mo. USD LIBOR + 3.75%), 8/3/26	198	198,143
Envision Healthcare Corporation, Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 10/10/25	661	566,751
Gentiva Health Services, Inc., Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 7/2/25	278	276,816
Greatbatch, Ltd., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 10/27/22	79	78,943
Hanger, Inc., Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 3/6/25	145	145,246
MPH Acquisition Holdings, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 6/7/23	304	301,880

Borrower/Description	Principal Amount* (000’s omitted)	Value
National Mentor Holdings, Inc.:
Term Loan, 3.75%, 3/2/28(19)	14	$13,963
Term Loan, 4.50%, (USD LIBOR + 3.75%, Floor 0.75%), 2/18/28(18)	301	300,767
Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/2/28	9	9,473
Navicure, Inc., Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 10/22/26	223	222,422
Ortho-Clinical Diagnostics S.A., Term Loan, 3.101%, (1 mo. USD LIBOR + 3.00%), 6/30/25	294	292,878
Parexel International Corporation, Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 9/27/24	343	341,885
Phoenix Guarantor, Inc., Term Loan, 3.339%, (1 mo. USD LIBOR + 3.25%), 3/5/26	270	266,888
Project Ruby Ultimate Parent Corp., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 3/3/28	175	173,908
RadNet, Inc., Term Loan, 3.75%, (3 mo. USD LIBOR + 3.00%, Floor 0.75%), 4/22/28	150	149,531
Select Medical Corporation, Term Loan, 2.35%, (1 mo. USD LIBOR + 2.25%), 3/6/25	374	369,070
Sotera Health Holdings, LLC, Term Loan, 3.25%, (3 mo. USD LIBOR + 2.75%, Floor 0.50%), 12/11/26	100	99,583
Sunshine Luxembourg VII S.a.r.l., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 10/1/26	150	150,035
Surgery Center Holdings, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 8/31/26	219	219,455
U.S. Anesthesia Partners, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), 6/23/24	217	214,290
US Radiology Specialists, Inc., Term Loan, 6.25%, (3 mo. USD LIBOR + 5.50%, Floor 0.75%), 12/10/27	124	125,360
Verscend Holding Corp., Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 8/27/25	319	319,374

		$6,687,056

Home Furnishings — 0.7%
ACProducts Holdings, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 4.25%, Floor 0.50%), 5/5/28	275	$273,600
Conair Holdings, LLC, Term Loan, 4.25%, (3 mo. USD LIBOR + 3.75%, Floor 0.50%), 5/17/28	225	224,613
Mattress Firm, Inc., Term Loan, 6.25%, (6 mo. USD LIBOR + 5.25%, Floor 1.00%), 11/26/27	119	120,977
Serta Simmons Bedding, LLC:
Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	171	173,197
Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), 8/10/23	567	539,035

		$1,331,422

Industrial Equipment — 1.4%
Alliance Laundry Systems, LLC, Term Loan, 4.25%, (USD LIBOR + 3.50%, Floor 0.75%), 10/8/27(18)	172	$172,384
Altra Industrial Motion Corp., Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 10/1/25	71	70,647
Apex Tool Group, LLC, Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), 8/1/24	343	344,544

Borrower/Description	Principal Amount* (000’s omitted)	Value
CPM Holdings, Inc., Term Loan, 3.60%, (1 mo. USD LIBOR + 3.50%), 11/17/25	49	$48,476
DexKo Global, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), 7/24/24	120	120,042
DXP Enterprises, Inc., Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), 12/16/27	100	99,997
Filtration Group Corporation, Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 3/29/25	233	230,459
Gardner Denver, Inc., Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 3/1/27	167	164,391
GrafTech Finance, Inc., Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 2/12/25	130	129,927
Granite Holdings US Acquisition Co., Term Loan, 4.147%, (3 mo. USD LIBOR + 4.00%), 9/30/26	174	174,100
Ingersoll-Rand Services Company, Term Loan, 1.842%, (1 mo. USD LIBOR + 1.75%), 3/1/27	198	194,182
LTI Holdings, Inc., Term Loan, 4.842%, (1 mo. USD LIBOR + 4.75%), 7/24/26	25	24,547
Robertshaw US Holding Corp., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 2/28/25	145	139,925
Titan Acquisition Limited, Term Loan, 3.167%, (6 mo. USD LIBOR + 3.00%), 3/28/25	411	403,059
Vertical Midco GmbH, Term Loan, 4.404%, (6 mo. USD LIBOR + 4.25%), 7/30/27	199	199,000

		$2,515,680

Insurance — 2.0%
Alliant Holdings Intermediate, LLC:
Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 5/9/25	74	$72,673
Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 5/9/25	239	236,070
Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), 11/5/27	149	148,799
AmWINS Group, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 2/19/28	622	613,379
AssuredPartners, Inc., Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 2/12/27	25	24,375
Asurion, LLC:
Term Loan, 3.217%, (1 mo. USD LIBOR + 3.125%), 11/3/23	235	233,181
Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 12/23/26	498	489,060
Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 7/31/27	40	39,239
Term Loan - Second Lien, 5.342%, (1 mo. USD LIBOR + 5.25%), 1/31/28	50	49,823
Hub International Limited, Term Loan, 2.875%, (3 mo. USD LIBOR + 2.75%), 4/25/25	703	693,700
NFP Corp., Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 2/15/27	49	47,949
Ryan Specialty Group, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), 9/1/27	273	272,460
Sedgwick Claims Management Services, Inc., Term Loan, 3.342%, (1 mo. USD LIBOR + 3.25%), 12/31/25	171	168,183
USI, Inc.:
Term Loan, 3.147%, (3 mo. USD LIBOR + 3.00%), 5/16/24	385	381,270
Term Loan, 3.397%, (3 mo. USD LIBOR + 3.25%), 12/2/26	197	195,067

		$3,665,228

Borrower/Description	Principal Amount* (000’s omitted)		Value
Leisure Goods/Activities/Movies — 1.7%
AMC Entertainment Holdings, Inc., Term Loan, 3.103%, (1 mo. USD LIBOR + 3.00%), 4/22/26		269	$239,600
Amer Sports Oyj, Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), 3/30/26	EUR	263	312,169
Bombardier Recreational Products, Inc., Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 5/24/27		788	778,415
Carnival Corporation, Term Loan, 3.75%, (6 mo. USD LIBOR + 3.00%, Floor 0.75%), 6/30/25		198	196,948
ClubCorp Holdings, Inc., Term Loan, 2.897%, (3 mo. USD LIBOR + 2.75%), 9/18/24		265	250,461
Crown Finance US, Inc.:
Term Loan, 5/23/24(20)		53	50,889
Term Loan, 3.50%, (6 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/28/25		241	196,982
Term Loan, 3.75%, (6 mo. USD LIBOR + 2.75%, Floor 1.00%), 9/30/26		222	179,068
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(22)		65	80,202
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24		160	158,792
Lindblad Expeditions, Inc.:
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		77	74,693
Term Loan, 6.00%, (1 mo. USD LIBOR + 5.25%, Floor 0.75%), 4.75% cash, 1.25% PIK, 3/27/25		306	298,773
Match Group, Inc., Term Loan, 1.906%, (3 mo. USD LIBOR + 1.75%), 2/13/27		100	98,500
Steinway Musical Instruments, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 2/14/25		27	26,622
Travel Leaders Group, LLC, Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 1/25/24		121	113,470
Vue International Bidco PLC, Term Loan, 4.75%, (6 mo. EURIBOR + 4.75%), 7/3/26	EUR	106	116,507

			$3,172,091

Lodging and Casinos — 0.9%
CityCenter Holdings, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), 4/18/24		409	$407,842
Golden Nugget, Inc., Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), 10/4/23		230	228,376
Hilton Grand Vacations Borrower, LLC, Term Loan, 5/19/28(20)		150	149,700
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24		352	338,663
Stars Group Holdings B.V. (The), Term Loan, 2.368%, (3 mo. USD LIBOR + 2.25%), 7/21/26		350	347,703
VICI Properties 1, LLC, Term Loan, 1.839%, (1 mo. USD LIBOR + 1.75%), 12/20/24		239	236,578

			$1,708,862

Nonferrous Metals/Minerals — 0.1%
American Consolidated Natural Resources, Inc., Term Loan, 17.00%, (3 mo. USD LIBOR + 16.00%, Floor 1.00%), 14.00% cash, 3.00% PIK, 9/16/25		74	$75,101
Oxbow Carbon, LLC, Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), 10/13/25		48	48,245

			$123,346

Borrower/Description	Principal Amount* (000’s omitted)	Value
Oil and Gas — 1.0%
Ameriforge Group, Inc.:
Term Loan, 12.549%, (1 mo. USD LIBOR + 13.00%, Floor 1.00%), 12/31/23(19)	10	$5,510
Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, 12/31/23	82	43,415
Apergy Corporation, Term Loan, 2.625%, (1 mo. USD LIBOR + 2.50%), 5/9/25	17	16,825
Buckeye Partners L.P., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 11/1/26	395	391,641
CITGO Petroleum Corporation, Term Loan, 7.25%, (6 mo. USD LIBOR + 6.25%, Floor 1.00%), 3/28/24	334	335,678
Delek US Holdings, Inc., Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), 3/31/25	99	99,203
Fieldwood Energy, LLC:
DIP Loan, 3.675%, (1 mo. USD LIBOR + 8.75%, Floor 1.00%), 9/30/21(19)	29	29,334
Term Loan, 0.00%, 4/11/22(21)	196	106,208
Lealand Finance Company B.V., Term Loan, 4.092%, (1 mo. USD LIBOR + 4.00%), 1.092% cash, 3.00% PIK, 6/30/25	29	12,931
Matador Bidco S.a.r.l., Term Loan, 4.842%, (1 mo. USD LIBOR + 4.75%), 10/15/26	148	148,403
Prairie ECI Acquiror L.P., Term Loan, 4.842%, (1 mo. USD LIBOR + 4.75%), 3/11/26	94	91,053
PSC Industrial Holdings Corp., Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/11/24	121	119,909
RDV Resources Properties, LLC, Term Loan, 9.50%, (1 mo. USD LIBOR + 8.50%, Floor 1.00%), 3/29/24	73	44,596
Sunrise Oil & Gas Properties, LLC:
Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23	60	59,495
Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23	73	65,948
Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), 1/17/23	63	61,840
UGI Energy Services, LLC, Term Loan, 3.842%, (1 mo. USD LIBOR + 3.75%), 8/13/26	147	147,505

		$1,779,494

Publishing — 0.2%
Alchemy Copyrights, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 3.00%, Floor 0.50%), 3/10/28	74	$74,345
Ascend Learning, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), 7/12/24	168	168,347
Getty Images, Inc., Term Loan, 4.625%, (1 mo. USD LIBOR + 4.50%), 2/19/26	145	144,664
Tweddle Group, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 9/17/23	29	28,872

		$416,228

Radio and Television — 0.6%
Diamond Sports Group, LLC, Term Loan, 3.35%, (1 mo. USD LIBOR + 3.25%), 8/24/26	442	$246,692
Entravision Communications Corporation, Term Loan, 2.842%, (1 mo. USD LIBOR + 2.75%), 11/29/24	125	123,129
Gray Television, Inc., Term Loan, 2.60%, (1 mo. USD LIBOR + 2.50%), 1/2/26	85	84,314
Hubbard Radio, LLC, Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), 3/28/25	88	87,778

Borrower/Description	Principal Amount* (000’s omitted)	Value
iHeartCommunications, Inc., Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 5/1/26	67	$65,673
Nexstar Broadcasting, Inc., Term Loan, 2.337%, (1 mo. USD LIBOR + 2.25%), 1/17/24	153	152,208
Sinclair Television Group, Inc., Term Loan, 2.60%, (1 mo. USD LIBOR + 2.50%), 9/30/26	98	96,923
Terrier Media Buyer, Inc., Term Loan, 3.592%, (1 mo. USD LIBOR + 3.50%), 12/17/26	271	268,434

		$1,125,151

Retailers (Except Food and Drug) — 0.5%
CNT Holdings I Corp., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 11/8/27	100	$99,760
Great Outdoors Group, LLC, Term Loan, 5.00%, (6 mo. USD LIBOR + 4.25%, Floor 0.75%), 3/6/28	398	399,045
Hoya Midco, LLC, Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), 6/30/24	168	167,135
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/28	225	225,164
Pier 1 Imports (U.S.), Inc., Term Loan, 0.00%, 4/30/22(14)(21)	8	6,061

		$897,165

Steel — 0.2%
Neenah Foundry Company, Term Loan, 10.00%, (2 mo. USD LIBOR + 9.00%, Floor 1.00%), 12/13/22	45	$42,033
Phoenix Services International, LLC, Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/1/25	121	120,729
Zekelman Industries, Inc., Term Loan, 2.087%, (1 mo. USD LIBOR + 2.00%), 1/24/27	121	119,800

		$282,562

Surface Transport — 0.2%
Kenan Advantage Group, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 3/24/26	348	$348,831

		$348,831

Telecommunications — 0.9%
Digicel International Finance Limited, Term Loan, 3.43%, (6 mo. USD LIBOR + 3.25%), 5/28/24	120	$114,975
GEE Holdings 2, LLC:
Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), 3/24/25	32	31,824
Term Loan - Second Lien, 9.25%, (3 mo. USD LIBOR + 8.25%, Floor 1.00%), 2.50% cash, 6.75% PIK, 3/23/26	62	56,775
Intelsat Jackson Holdings S.A.:
DIP Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 7/13/22	74	74,783
Term Loan, 8.75%, (USD Prime + 5.50%), 1/2/24	250	255,187
IPC Corp., Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), 8/6/21	181	177,113
Onvoy, LLC, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/10/24	114	114,024
Plantronics, Inc., Term Loan, 2.592%, (1 mo. USD LIBOR + 2.50%), 7/2/25	164	160,468
Syniverse Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), 3/9/23	145	143,647
Zayo Group Holdings, Inc., Term Loan, 3.092%, (1 mo. USD LIBOR + 3.00%), 3/9/27	359	353,727
Ziggo Financing Partnership, Term Loan, 2.593%, (1 mo. USD LIBOR + 2.50%), 4/30/28	250	246,192

		$1,728,715

Borrower/Description	Principal Amount* (000’s omitted)		Value
Utilities — 0.4%
Brookfield WEC Holdings, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 8/1/25		317	$312,872
Calpine Construction Finance Company L.P., Term Loan, 2.092%, (1 mo. USD LIBOR + 2.00%), 1/15/25		163	160,868
USIC Holdings, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), 5/12/28		170	169,240

			$642,980

Total Senior Floating-Rate Loans (identified cost $72,993,356)			$72,138,511

Sovereign Government Bonds — 17.1%

Security	Principal Amount* (000’s omitted)		Value
Argentina — 0.5%
Provincia de Buenos Aires/Government Bonds:
6.50%, 2/15/23(15)(21)		190	$91,677
7.875%, 6/15/27(15)(21)		1,015	492,275
Republic of Argentina:
1.125% to 7/9/22, 7/9/35(23)		759	246,611
2.50%, to 7/9/22, 7/9/41(23)		279	104,599

Total Argentina			$935,162

Bahrain — 0.6%
Kingdom of Bahrain:
6.75%, 9/20/29(15)		451	$490,366
7.375%, 5/14/30(15)		601	672,714

Total Bahrain			$1,163,080

Barbados — 0.7%
Government of Barbados, 6.50%, 10/1/29(1)		1,210	$1,221,595

Total Barbados			$1,221,595

Belarus — 0.8%
Republic of Belarus:
5.875%, 2/24/26(15)		200	$186,751
6.875%, 2/28/23(15)		1,185	1,192,205

Total Belarus			$1,378,956
Benin — 0.6%
Benin Government International Bond, 6.875%, 1/19/52(15)	EUR	970	$1,186,400

Total Benin			$1,186,400

Brazil — 0.1%
Federative Republic of Brazil, 3.875%, 6/12/30		200	$202,294

Total Brazil			$202,294

Croatia — 0.6%
Croatia Government International Bond, 1.75%, 3/4/41(15)	EUR	828	$1,019,618

Total Croatia			$1,019,618

Security	Principal Amount* (000’s omitted)		Value
Dominican Republic — 0.8%
Dominican Republic:
4.50%, 1/30/30(15)		350	$359,454
5.875%, 1/30/60(15)		300	303,453
6.85%, 1/27/45(15)		380	433,204
7.45%, 4/30/44(15)		303	370,799

Total Dominican Republic			$1,466,910

Ecuador — 0.4%
Republic of Ecuador, 0.50% to 7/31/22, 7/31/40(15)(23)		1,259	$654,909

Total Ecuador			$654,909

Egypt — 2.5%
Arab Republic of Egypt:
8.15%, 11/20/59(15)		1,939	$1,919,242
8.50%, 1/31/47(15)		1,500	1,554,057
8.70%, 3/1/49(15)		731	766,037
8.875%, 5/29/50(15)		255	272,276

Total Egypt			$4,511,612

El Salvador — 0.4%
Republic of El Salvador, 7.75%, 1/24/23(15)		703	$682,824

Total El Salvador			$682,824

Ivory Coast — 1.3%
Ivory Coast Government International Bond:
4.875%, 1/30/32(15)	EUR	400	$480,557
5.25%, 3/22/30(15)	EUR	326	409,555
6.625%, 3/22/48(15)	EUR	1,146	1,448,807
6.875%, 10/17/40(15)	EUR	100	131,352

Total Ivory Coast			$2,470,271

Lebanon — 0.1%
Lebanese Republic:
6.25%, 11/4/24(15)(21)		7	$876
6.25%, 6/12/25(15)(21)		130	16,423
6.40%, 5/26/23(21)		6	750
6.65%, 4/22/24(15)(21)		323	40,537
6.65%, 11/3/28(15)(21)		92	11,624
6.75%, 11/29/27(15)(21)		2	253
6.85%, 3/23/27(15)(21)		184	23,162
6.85%, 5/25/29(21)		4	500
7.00%, 3/20/28(15)(21)		209	26,959
7.05%, 11/2/35(15)(21)		38	4,789
7.15%, 11/20/31(15)(21)		202	25,552
8.20%, 5/17/33(21)		70	8,831
8.25%, 5/17/34(21)		58	7,322

Total Lebanon			$167,578

Pakistan — 0.4%
Islamic Republic of Pakistan:
7.375%, 4/8/31(15)		465	$468,267
8.875%, 4/8/51(15)		200	206,734

Total Pakistan			$675,001

Security	Principal Amount* (000’s omitted)		Value
Paraguay — 0.7%
Republic of Paraguay, 4.95%, 4/28/31(15)		1,111	$1,276,261

Total Paraguay			$1,276,261

Romania — 1.8%
Romania Government International Bond:
2.625%, 12/2/40(15)	EUR	115	$133,884
2.75%, 2/26/26(15)	EUR	240	315,054
2.75%, 4/14/41(15)	EUR	122	142,507
3.375%, 1/28/50(15)	EUR	667	831,502
3.624%, 5/26/30(15)	EUR	235	322,156
4.625%, 4/3/49(15)	EUR	1,012	1,499,499

Total Romania			$3,244,602

Seychelles — 0.3%
Republic of Seychelles, 8.00%, 1/1/26(15)		625	$632,883

Total Seychelles			$632,883

Suriname — 0.6%
Republic of Suriname, 9.25%, 10/26/26(15)		1,854	$1,180,998

Total Suriname			$1,180,998

Tunisia — 0.6%
Banque Centrale de Tunisie International Bond:
5.625%, 2/17/24(15)	EUR	681	$693,361
6.75%, 10/31/23(15)	EUR	326	343,623

Total Tunisia			$1,036,984

Turkey — 0.3%
Republic of Turkey:
6.75%, 5/30/40		300	$298,093
7.625%, 4/26/29		200	220,961

Total Turkey			$519,054

Ukraine — 2.4%
Ukraine Government International Bond:
1.258%, GDP-Linked, 5/31/40(15)(24)		762	$890,012
9.75%, 11/1/28(15)		2,864	3,413,158

Total Ukraine			$4,303,170

United Arab Emirates — 0.6%
Finance Department Government of Sharjah, 4.375%, 3/10/51(15)		1,170	$1,123,959

Total United Arab Emirates			$1,123,959

Total Sovereign Government Bonds (identified cost $29,756,867)			$31,054,121

Sovereign Loans — 1.9%
Borrower	Principal Amount (000’s omitted)	Value
Kenya — 0.8%
Government of Kenya, Term Loan, 6.616%, (6 mo. USD LIBOR + 6.45%), 6/29/25(2)	$1,480	$1,496,715

Total Kenya		$1,496,715

Tanzania — 1.1%
Government of the United Republic of Tanzania:
Term Loan, 5.364%, (6 mo. USD LIBOR + 5.20%), 6/23/22(2)	$543	$556,402
Term Loan, 6.446%, (6 mo. USD LIBOR + 6.30%), 4/28/31(2)	1,460	1,461,460

Total Tanzania		$2,017,862

Total Sovereign Loans (identified cost $3,478,220)		$3,514,577

Warrants — 0.0%(11)

Security	Shares	Value
Health Care — 0.0%(11)
THAIHOT Investment Company US Limited, Exp. 10/13/27(12)(13)(14)	3	$3,024
THAIHOT Investment Company US Limited, Exp. 10/13/27 (Contingent Warrants)(12)(13)(14)	187	0

		$3,024

Leisure Goods/Activities/Movies — 0.0%(11)
Cineworld Group PLC, Exp. 11/23/25(12)(13)	19,735	$6,054

		$6,054

Total Warrants (identified cost $0)		$9,078

Miscellaneous — 0.0%

Security	Shares	Value
Oil and Gas — 0.0%
Paragon Offshore Finance Company, Class A(12)(13)(14)	270	$0
Paragon Offshore Finance Company, Class B(12)(13)(14)	135	0

Total Miscellaneous (identified cost $2,936)		$0

Short-Term Investments — 5.5%

Affiliated Fund — 5.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(25)	9,441,778	$9,441,778

Total Affiliated Fund (identified cost $9,441,778)		$9,441,778

U.S. Treasury Obligations — 0.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/26/21(26)	$475	$474,990

Total U.S. Treasury Obligations (identified cost $474,986)		$474,990

Total Short-Term Investments (identified cost $9,916,764)		$9,916,768

Total Investments — 136.3% (identified cost $257,987,773)		$248,056,112

Less Unfunded Loan Commitments — (0.1)%		$(114,894)

Net Investments — 136.2% (identified cost $257,872,879)		$247,941,218

Other Assets, Less Liabilities — (36.2)%		$(65,862,850)

Net Assets — 100.0%		$182,078,368

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2021, the aggregate value of these securities is $61,663,264 or 33.9% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2021.

(3)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2021.

(5)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(6)	Principal amount is less than $500.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2021.

(8)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021.

(9)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at July 31, 2021.

(10)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

(11)	Amount is less than 0.05%.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(15)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2021, the aggregate value of these securities is $29,701,865 or 16.3% of the Fund’s net assets.

(16)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(17)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(18)

The stated interest rate represents the weighted average interest rate at July 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(19)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2021, the total value of unfunded loan commitments is $114,381.

(20)	This Senior Loan will settle after July 31, 2021, at which time the interest rate will be determined.

(21)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(22)	Fixed-rate loan.

(23)	Step coupon security. Interest rate represents the rate in effect at July 31, 2021.

(24)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(25)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2021.

(26)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)
USD	4,704,395	EUR	3,858,314	9/15/21	$123,613
USD	2,341,390	EUR	1,920,293	9/15/21	61,522
USD	1,201,029	EUR	985,025	9/15/21	31,558
USD	1,195,298	EUR	980,325	9/15/21	31,408
USD	1,009,788	EUR	828,179	9/15/21	26,533
USD	1,404	EUR	1,151	9/15/21	37

					$274,671

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,657,765	EUR	1,397,000	Standard Chartered Bank	8/3/21	$575	$—
EUR	67,013	USD	79,078	Goldman Sachs International	8/6/21	420	—
EUR	99,232	USD	117,078	Standard Chartered Bank	8/6/21	643	—
EUR	147,057	USD	173,867	Standard Chartered Bank	8/6/21	589	—
EUR	43,424	USD	51,283	Standard Chartered Bank	8/6/21	232	—
EUR	33,336	USD	39,369	Standard Chartered Bank	8/6/21	178	—
EUR	8,812	USD	10,377	Standard Chartered Bank	8/6/21	77	—
EUR	49,040	USD	58,153	Standard Chartered Bank	8/6/21	24	—
EUR	174,099	USD	206,698	Standard Chartered Bank	8/6/21	—	(161)
EUR	293,150	USD	348,462	Standard Chartered Bank	8/6/21	—	(693)
EUR	138,463	USD	163,411	UBS AG	8/6/21	850	—
EUR	63,262	USD	74,429	UBS AG	8/6/21	620	—
EUR	50,570	USD	59,585	UBS AG	8/6/21	407	—
EUR	21,498	USD	25,294	UBS AG	8/6/21	210	—
USD	323,367	EUR	273,331	Goldman Sachs International	8/6/21	—	(891)
USD	1,657,489	EUR	1,397,000	Standard Chartered Bank	9/2/21	—	(661)
USD	4,346	GBP	3,124	State Street Bank and Trust Company	10/29/21	2	—

						$4,827	$(2,406)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	55	Long	9/21/21	$7,394,922	$117,425
Euro-Bobl	(2)	Short	9/8/21	(321,142)	(2,977)
Euro-Bund	(19)	Short	9/8/21	(3,979,665)	(95,612)
Euro-Buxl	(9)	Short	9/8/21	(2,295,820)	(160,357)
U.S. 5-Year Treasury Note	(9)	Short	9/30/21	(1,120,008)	(5,203)
U.S. Long Treasury Bond	(12)	Short	9/21/21	(1,976,625)	(66,109)
U.S. Ultra-Long Treasury Bond	(9)	Short	9/21/21	(1,795,781)	(115,862)

					$(328,695)

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
EUR	500	Receives	6-month EURIBOR (pays semi-annually)	(0.47)% (pays annually)	5/4/23	$(370)	$(2)	$(372)
EUR	300	Receives	6-month EURIBOR (pays semi-annually)	(0.47)% (pays annually)	5/14/23	(203)	—	(203)
EUR	790	Receives	6-month EURIBOR (pays semi-annually)	(0.46)% (pays annually)	5/25/23	(663)	3	(660)
EUR	73	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	(2,872)	—	(2,872)
EUR	91	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(3,776)	2	(3,774)
EUR	53	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/13/50	(2,343)	—	(2,343)
EUR	27	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(1,169)	—	(1,169)
EUR	217	Receives	6-month EURIBOR (pays semi-annually)	0.34% (pays annually)	2/20/50	(6,131)	—	(6,131)
EUR	202	Receives	6-month EURIBOR (pays semi-annually)	0.32% (pays annually)	2/21/50	(4,290)	—	(4,290)
USD	1,220	Receives	3-month USD-LIBOR (pays quarterly)	0.55% (pays semi-annually)	3/12/23	(9,086)	—	(9,086)
USD	188	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(5,947)	—	(5,947)
USD	400	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(14,544)	—	(14,544)
USD	203	Receives	3-month USD-LIBOR (pays quarterly)	0.39% (pays semi-annually)	6/19/25	1,775	—	1,775
USD	882	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(44,218)	—	(44,218)
USD	2,309	Receives	3-month USD-LIBOR (pays quarterly)	2.09% (pays semi-annually)	7/15/29	(177,138)	624	(176,514)
USD	170	Receives	3-month USD-LIBOR (pays quarterly)	0.60% (pays semi-annually)	5/12/30	8,062	—	8,062
USD	340	Receives	3-month USD-LIBOR (pays quarterly)	0.66% (pays semi-annually)	6/2/30	14,725	—	14,725
USD	237	Receives	3-month USD-LIBOR (pays quarterly)	0.80% (pays semi-annually)	6/11/30	7,538	—	7,538
USD	32	Receives	3-month USD-LIBOR (pays quarterly)	0.77% (pays semi-annually)	6/12/30	1,080	—	1,080

Notional Amount (000’s omitted)		Fund Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	174	Receives	3-month USD-LIBOR (pays quarterly)	0.69% (pays semi-annually)	6/16/30	$7,134	$—	$7,134
USD	137	Receives	3-month USD-LIBOR (pays quarterly)	0.74% (pays semi-annually)	6/18/30	5,082	—	5,082
USD	525	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	1/31/49	(149,943)	(253)	(150,196)
USD	68	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	8/27/49	(1,367)	—	(1,367)
USD	30	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	8/28/49	(200)	—	(200)
USD	294	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	12/6/49	(12,629)	—	(12,629)
USD	41	Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	12/6/49	(1,714)	—	(1,714)
USD	15	Receives	3-month USD-LIBOR (pays quarterly)	1.90% (pays semi-annually)	1/8/50	(917)	—	(917)
USD	710	Receives	3-month USD-LIBOR (pays quarterly)	0.96% (pays semi-annually)	6/2/50	116,800	—	116,800

Total						$(277,324)	$374	$(276,950)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Brazil	$420	1.00% (pays quarterly)	(1)	6/20/26	1.75%	$(14,359)	$19,108	$4,749
Colombia	5,000	1.00% (pays quarterly)	(1)	6/20/26	1.47	(104,731)	44,444	(60,287)

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Indonesia	$4,760	1.00% (pays quarterly)(1)		6/20/26	0.82%	$47,329	$(29,318)	$18,011
Mexico	2,500	1.00% (pays quarterly)	(1)	6/20/26	0.95	8,493	3,528	12,021
Peru	6,319	1.00% (pays quarterly)	(1)	6/20/26	1.03	(482)	(59,861)	(60,343)
Poland	2,500	1.00% (pays quarterly)	(1)	6/20/23	0.20	41,147	(17,995)	23,152
Turkey	1,160	1.00% (pays quarterly)	(1)	6/20/25	3.60	(107,478)	161,425	53,947

Total	$22,659					$(130,081)	$121,331	$(8,750)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation
Brazil	Goldman Sachs International	$1,050	1.00% (pays quarterly)	(1)	6/20/31	2.56%	$(137,903)	$165,282	$27,379
Croatia	Nomura International PLC	5,000	1.00% (pays quarterly)	(1)	12/20/21	0.25	20,695	17,767	38,462
Cyprus	Goldman Sachs International	5,000	1.00% (pays quarterly)	(1)	12/20/21	0.12	23,204	20,943	44,147
Dubai	Bank of America, N.A.	2,000	1.00% (pays quarterly)	(1)	12/20/22	0.43	18,401	8,849	27,250
Dubai	Bank of America, N.A.	3,000	1.00% (pays quarterly)	(1)	6/20/23	0.50	32,285	5,138	37,423
Hungary	Barclays Bank PLC	2,200	1.00% (pays quarterly)(1)		12/20/21	0.13	10,208	797	11,005
Kazakhstan	Barclays Bank PLC	2,500	1.00% (pays quarterly)	(1)	12/20/22	0.25	29,440	10,563	40,003
Mexico	Goldman Sachs International	1,388	1.00% (pays quarterly)	(1)	6/20/31	1.58	(70,396)	87,522	17,126
Romania	Barclays Bank PLC	2,200	1.00% (pays quarterly)	(1)	12/20/21	0.21	9,473	(401)	9,072

Total		$24,338					$(64,593)	$316,460	$251,867

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2021, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $46,997,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

COF	-	Cost of Funds 11th District

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

GDP	-	Gross Domestic Product

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

TBA	-	To Be Announced

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At July 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At July 31, 2021, the value of the Fund’s investment in affiliated issuers and funds was $11,120,201, which represents 6.1% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended July 31, 2021 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Units, end of period

Commercial Mortgage-Backed Securities
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C23, Class D, 4.282%, 7/15/50(1)	$—	$—	$(1,532,109)	$265,330	$(229,033)	$—	$29,621	$—
Series 2016-C29, Class D, 3.00%, 5/15/49(1)	—	—	—	—	24,535	882,692	14,929	1,000,000
Series 2016-C32, Class D, 3.396%, 12/15/49(1)	—	—	—	—	13,604	209,804	4,206	250,000
Morgan Stanley Capital I Trust, Series 2016-UBS12, Class D, 3.312%, 12/15/49(1)	—	—	—	—	9,519	585,927	16,971	1,000,000

Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	13,984,920	127,850,672	(132,392,819)	(909)	(86)	9,441,778	10,773	9,441,778

				$264,421	$(181,461)	$11,120,201	$76,500

(1)	May be deemed to be an affiliated issuer as of March 1, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$—	$26,706,190	$—	$26,706,190
Collateralized Mortgage Obligations	—	21,727,760	—	21,727,760
Commercial Mortgage-Backed Securities	—	17,018,557	—	17,018,557
U.S. Government Agency Mortgage-Backed Securities	—	41,720,718	—	41,720,718
Common Stocks	237,174	302,053	111,966	651,193
Corporate Bonds	—	23,567,269	—	23,567,269
Preferred Stocks	—	31,370	—	31,370
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	72,017,556	6,061	72,023,617
Sovereign Government Bonds	—	31,054,121	—	31,054,121
Sovereign Loans	—	3,514,577	—	3,514,577
Warrants	—	6,054	3,024	9,078
Miscellaneous	—	—	0	0
Short-Term Investments	—
Affiliated Fund	—	9,441,778	—	9,441,778
U.S. Treasury Obligations	—	474,990	—	474,990
Total Investments	$237,174	$247,582,993	$121,051	$247,941,218
Forward Foreign Currency Exchange Contracts	$—	$279,498	$—	$279,498
Futures Contracts	117,425	—	—	117,425
Swap Contracts	—	402,871	—	402,871
Total	$354,599	$248,265,362	$121,051	$248,741,012

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(2,406)	$—	$(2,406)
Futures Contracts	(446,120)	—	—	(446,120)
Swap Contracts	—	(874,869)	—	(874,869)
Total	$(446,120)	$(877,275)	$—	$(1,323,395)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.